Financial Instruments Not Carried at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments:
Mortgage loans, net of allowance	$ 10,929	$ 9,760
Policy loans	1,030	989
Liabilities
Short-term debt	0	300
Long-term debt	793	707
Level 2 [Member]
Liabilities
Long-term debt	977	920
Level 3 [Member]
Liabilities
Investment contracts	34,711	29,736
Short-term debt		300
Long-term debt	93	7
Mortgage loans held-for-investment [Member] | Level 3 [Member]
Investments:
Investments	10,876	9,589
Policy loans [Member] | Level 3 [Member]
Investments:
Investments	1,030	989
Other [Member] | Level 3 [Member]
Investments:
Investments	78	72
Fair Value [Member]
Liabilities
Investment contracts	34,711	29,736
Short-term debt		300
Long-term debt	1,070	927
Fair Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Investments	10,876	9,589
Fair Value [Member] | Policy loans [Member]
Investments:
Investments	1,030	989
Fair Value [Member] | Other [Member]
Investments:
Investments	78	72
Carrying Value [Member]
Liabilities
Investment contracts	36,746	31,431
Short-term debt		300
Long-term debt	793	707
Carrying Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Mortgage loans, net of allowance	10,929	9,760
Carrying Value [Member] | Policy loans [Member]
Investments:
Policy loans	1,030	989
Carrying Value [Member] | Other [Member]
Investments:
Other investments	$ 78	$ 72